EMPLOYEE BENEFIT PLANS - Changes in Accumulated Benefit Obligation (Detail) - Net Postretirement Benefits Costs - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Benefits obligation, beginning of year			$ 537	$ 539	$ 539	$ 541
Service cost	$ 0	$ 0	1	1	2	2	$ 2
Interest cost	$ 4	$ 4	$ 12	$ 12	16	16	20
Contributions and benefits paid					(38)	(37)
Plan amendments/curtailments					0	0
Medicare Part D subsidy					0	0
Actuarial (gains) losses					18	16
Benefits Obligation, end of year					$ 537	$ 539	$ 541